Property and Equipment, Net - Schedule of Depreciation Expense (Details) - Archer Aviation Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net [Line Items]
Depreciation expense	$ 258	$ 29	$ 405	$ 35	$ 139	$ 0
Research and development
Property and Equipment, Net [Line Items]
Depreciation expense	91	10	166	16	72
General and administrative
Property and Equipment, Net [Line Items]
Depreciation expense	$ 167	$ 19	$ 239	$ 19	$ 67